Share-based compensation - Schedule of number of share options outstanding (Details)	6 Months Ended
	Jun. 30, 2026 $ / shares	Jun. 30, 2025 $ / shares	Jun. 30, 2026 $ / shares	Jun. 30, 2026 exercisable
Schedule Of Number Of Share Options Outstanding Abstract
Number of options, Outstanding Ending	160,956	42,456
Weighted average exercise price, Outstanding Ending	$ 6.97	$ 6.97
Number of options, Granted	35,000	57,692
Weighted average exercise price, Granted	$ 6.5	$ 9.9
Number of options,Cancelled	(57,000)
Weighted average exercise price, Cancelled	$ 11.69
Number of options, Expired	(456)	(37,192)
Weighted average exercise price, Expired	$ 155.47	$ 5.53
Number of options, Outstanding Ending	138,500	62,956
Weighted average exercise price, Outstanding Ending	$ 18.25	$ 10.1
Number of options, Exercisable	138,500	58,789		138,500
Weighted average exercise price, Exercisable		$ 10.42	$ 18.25